Income Tax Expense (Details 1) - CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for loans principal	¥ 254,945,409	¥ 205,058,644
Allowance for interest and financing fee receivables	22,654,969	11,281,778
Net operating loss carry-forwards	6,459,941	5,743,768
Lease liabilities	9,533,485
Other deferred tax assets	1,388,307	1,275,001
Total of deferred tax assets	294,982,111	223,359,191
Valuation allowance	(6,459,941)	(5,743,768)	¥ (12,610,881)
Deferred tax assets, net of valuation allowance	288,522,170	217,615,423
Deferred tax liabilities:
Intangible assets	(742,500)	(742,500)
Available-for-sale investments	(57,014)	(563,040)
Right-of-use assets	(9,533,485)
Undistributed earnings from structured funds	(621,034,296)
Total deferred tax liabilities	¥ (631,367,295)	¥ (1,305,540)